Document and Entity Information	Aug. 14, 2019
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Aug. 14, 2019
Entity File Number	001-36046
Entity Registrant Name	AXOGEN, INC.
Entity Incorporation, State or Country Code	MN
Entity Tax Identification Number	41-1301878
Entity Address, Address Line One	13631 Progress Boulevard
Entity Address, Address Line Two	Suite 400
Entity Address, State or Province	FL
Entity Address, City or Town	Alachua
Entity Address, Postal Zip Code	32615
City Area Code	386
Local Phone Number	462-6800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	AXGN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000805928
Amendment Flag	false